Financial Instruments (Free-standing derivatives) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Free Standing Derivatives [Member]
Free standing derivatives
Gain (loss) on derivatives	$ (2,171)	$ (857)
Interest Rate Contract [Member]
Free standing derivatives
Gain (loss) on derivatives	(98)	(158)
Foreign Exchange Contract [Member]
Free standing derivatives
Gain (loss) on derivatives	(2,075)	(735)
Other Contract [Member]
Free standing derivatives
Gain (loss) on derivatives	$ 2	$ 36